Other Payables, Accruals and Advance Receipts (Tables)	6 Months Ended
Jun. 30, 2025
Other Payables, Accruals and Advance Receipts
Schedule of other payables, accruals and advance receipts

	June 30,	December 31,
	2025	2024

	(in US$’000)
Accrued research and development expenses	137,621	153,978
Accrued administrative and other general expenses	22,306	14,046
Accrued salaries and benefits	20,380	29,751
Accrued capital expenditures	11,751	15,858
Accrued selling and marketing expenses	8,352	14,705
Deferred government grants	2,042	6,004
Amounts due to related parties (Note 17(ii))	2,002	2,016
Deposits	1,599	1,627
Provision for profit guarantee – current portion (Note 16)	3,105	—
Others	11,903	18,139
	221,061	256,124